Right-Of-Use Assets, Net and Lease Liabilities (schedule of right-of-use assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 97,883	$ 86,024
Depreciation charge for the year	(6,292)	(5,571)
Adjustments	7,702	17,430
Balance at end of year	99,293	97,883
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	81,355	77,011
Depreciation charge for the year	(3,484)	(3,375)
Adjustments	(908)	7,719
Balance at end of year	76,963	81,355
Pressure Regulation And Management System Facility Member
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,239	6,514
Depreciation charge for the year	(660)	(480)
Adjustments	8,398	205
Balance at end of year	13,977	6,239
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	10,282	2,499
Depreciation charge for the year	(2,142)	(1,716)
Adjustments	213	9,499
Balance at end of year	8,353	10,282
Others [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	7	0
Depreciation charge for the year	(6)	0
Adjustments	(1)	7
Balance at end of year	$ 0	$ 7